Consolidated Statements of Income (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net sales (Notes 7 and 12)	¥ 1,447,369	¥ 1,280,054	¥ 1,190,870
Cost of sales (Note 12)	1,068,465	952,350	870,143
Gross profit	378,904	327,704	320,727
Selling, general and administrative expenses (Notes 2, 4, 13 and 16)	258,322	250,778	223,052
Profit from operations	120,582	76,926	97,675
Other income (expenses):
Interest and dividend income	18,172	14,666	13,966
Interest expense (Note 12)	(1,945)	(1,890)	(2,042)
Foreign currency transaction gains, net (Note 12)	5,108	5,136	4,533
Gains on sales of securities, net (Note 3)	2,875	4,542	337
Other, net (Note 4)	1,476	1,983	424
Nonoperating Income (Expense), Total	25,686	24,437	17,218
Income before income taxes	146,268	101,363	114,893
Income taxes (Note 15):
Current	40,900	39,655	34,199
Deferred	10,354	(5,643)	(4,064)
Total income taxes	51,254	34,012	30,135
Net income	95,014	67,351	84,758
Net income attributable to noncontrolling interests	(6,258)	(878)	(5,401)
Net income attributable to shareholders of Kyocera Corporation	¥ 88,756	¥ 66,473	¥ 79,357
Net income attributable to shareholders of Kyocera Corporation:
Basic	¥ 241.93	¥ 181.18	¥ 216.29
Diluted	¥ 241.93	¥ 181.18	¥ 216.29
Cash dividends declared per share:
Per share of common stock	¥ 80.00	¥ 60.00	¥ 60.00
Average number of shares of common stock outstanding:
Basic	366,872	366,884	366,902
Diluted	366,872	366,884	366,902